EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brazilian Plans
Allocation for plan assets
Fixed income	99.20%	99.10%
Others	0.80%	0.90%
Total	100.00%	100.00%
American Plans
Allocation for plan assets
Fixed income	50.40%	46.60%
Variable income	43.00%	47.10%
Others	6.60%	6.30%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%
Target allocation of debt securities (as a percent)	40.00%
Target allocation of alternative securities (as a percent)	10.00%